Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: February 11, 2026

Payment Date	2/17/2026
Collection Period Start	1/1/2026
Collection Period End	1/31/2026
Interest Period Start	1/15/2026
Interest Period End	2/16/2026

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$—	$—	$—	—	Sep-25
Class A-2b Notes	$—	$—	$—	—	Sep-25
Class A-3 Notes	$63,671,769.85	$23,144,328.65	$40,527,441.20	0.064146	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$280,781,769.85	$23,144,328.65	$257,637,441.20

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$304,286,332.48	$279,416,530.37	0.135202
YSOC Amount	$18,756,778.34	$17,031,304.88
Adjusted Pool Balance	$285,529,554.14	$262,385,225.49
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$—	3.74000%	30/360	$—
Class A-2b Notes	$—	4.35735%	ACT/360	$—
Class A-3 Notes	$63,671,769.85	3.66000%	30/360	$194,198.90
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$280,781,769.85			$913,587.15

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$304,286,332.48	$279,416,530.37
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$285,529,554.14	$262,385,225.49
Number of Receivables Outstanding	39,532	38,036
Weighted Average Contract Rate	3.60%	3.60%
Weighted Average Remaining Term (months)	20.8	20.0

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$940,808.00
Principal Collections	$24,639,189.73
Liquidation Proceeds	$225,865.25
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$25,805,862.98
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$25,805,862.98

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$253,571.94	$253,571.94	$—	$—	$25,552,291.04
Interest - Class A-1 Notes	$—	$—	$—	$—	$25,552,291.04
Interest - Class A-2a Notes	$—	$—	$—	$—	$25,552,291.04
Interest - Class A-2b Notes	$—	$—	$—	$—	$25,552,291.04
Interest - Class A-3 Notes	$194,198.90	$194,198.90	$—	$—	$25,358,092.14
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$24,865,753.89
First Allocation of Principal	$—	$—	$—	$—	$24,865,753.89
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$24,798,145.56
Second Allocation of Principal	$—	$—	$—	$—	$24,798,145.56
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$24,724,203.89
Third Allocation of Principal	$—	$—	$—	$—	$24,724,203.89
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$24,638,703.89
Fourth Allocation of Principal	$18,396,544.36	$18,396,544.36	$—	$—	$6,242,159.53
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,242,159.53
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$1,494,375.24
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,494,375.24
Remaining Funds to Certificates	$1,494,375.24	$1,494,375.24	$—	$—	$—
Total	$25,805,862.98	$25,805,862.98	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$18,756,778.34
Increase/(Decrease)	$(1,725,473.46)
Ending YSOC Amount	$17,031,304.88

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$285,529,554.14	$262,385,225.49
Note Balance	$280,781,769.85	$257,637,441.20
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.08%	29	$230,612.38
Liquidation Proceeds of Defaulted Receivables[2]	0.08%	274	$225,865.25
Monthly Net Losses (Liquidation Proceeds)			$4,747.13
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.24)%
Second Preceding Collection Period			(0.01)%
Preceding Collection Period			(0.20)%
Current Collection Period			0.02%
Four-Month Average Net Loss Ratio			(0.11)%
Cumulative Net Losses for All Periods			$5,896,874.61
Cumulative Net Loss Ratio			0.29%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.49%	132	$1,380,042.48
60-89 Days Delinquent	0.25%	61	$703,043.86
90-119 Days Delinquent	0.07%	15	$194,691.18
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.82%	208	$2,277,777.52

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		8	$95,046.35
Total Repossessed Inventory		15	$193,096.41

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		76	$897,735.04
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.32%
Second Preceding Collection Period			0.31%
Preceding Collection Period			0.31%
Current Collection Period			0.32%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of January 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.44	0.16%	41	0.11%